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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended December 31, 2008

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	February 2, 2009

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total (x $1000):   $514,121

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other

ACACIA RESEARCH - ACACIA TEC	common stock	003881307	 $10,739 	 3,532,600 	other	1	x
ADOBE SYSTEMS INC		common stock	00724F101	 $17,373 	 816,000 		other	1	x
AKORN INC			common stock	009728106	 $1,610 	 699,800 		other	1	x
AMERICAN EAGLE OUTFITTERS	common stock	02553E106	 $16,848 	 1,800,000 	other	1	x
AMERITYRE CORP		common stock	03073V107	 $288 	 1,135,500 	other	1	x
APPLE INC			common stock	037833100	 $20,484 	 240,000 		other	1	x
ARYX THERAPEUTICS INC		common stock	043387109	 $534 	 184,100 		other	1	x
BIOMARIN PHARMACEUTICAL INC	common stock	09061G101	 $3,993 	 224,300 		other	1	x
CA INC				common stock	12673P105	 $9,339 	 504,000 		other	1	x
CELERA CORP			common stock	15100E106	 $3,339 	 300,000 		other	1	x
CHEESECAKE FACTORY/THE	common stock	163072101	 $2,778 	 275,000 		other	1	x
CITRIX SYSTEMS INC		common stock	177376100	 $10,913 	 463,000 		other	1	x
COVIDIEN LTD			common stock	G2552X108	 $10,872 	 300,000 		other	1	x
CYPRESS BIOSCIENCE INC	common stock	232674507	 $2,897 	 423,500 		other	1	x
DECKERS OUTDOOR CORP	common stock	243537107	 $25,558 	 320,000 		other	1	x
GAMESTOP CORP-CLASS A	common stock	36467W109	 $1,709 	 78,900 		other	1	x
GENENTECH INC			common stock	368710406	 $21,465 	 258,900 		other	1	x
GYMBOREE CORP		common stock	403777105	 $12,523 	 480,000 		other	1	x
HARLEY DAVIDSON INC		put option	412822108	 $8,485 	 500,000 		other	1	x
HOT TOPIC INC			common stock	441339108	 $394 	 42,500 		other	1	x
ILLUMINA INC			common stock	452327109	 $9,323 	 357,900 		other	1	x
INTL FUEL TECHNOLOGY INC	common stock	45953X208	 $297 	 1,349,000 	other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $5,768 	 305,000 		other	1	x
J CREW GROUP INC		common stock	46612H402	 $19,520 	 1,600,000 	other	1	x
JETBLUE AIRWAYS CORP		common stock	477143101	 $7,810 	 1,100,000 	other	1	x
JPMORGAN CHASE & CO		common stock	46625H100	 $11,414 	 362,000 		other	1	x
LINCOLN NATIONAL CORP		common stock	534187109	 $3,768 	 200,000 		other	1	x
LIZ CLAIBORNE INC		common stock	539320101	 $4,160 	 1,600,000 	other	1	x
LULULEMON ATHLETICA INC	common stock	550021109	 $21,411 	 2,700,000 	other	1	x
MGIC INVESTMENT CORP		common stock	552848103	 $2,420 	 695,500 		other	1	x
NORDSTROM INC			common stock	655664100	 $21,296 	 1,600,000 	other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $11,590 	 193,200 		other	1	x
QUALCOMM INC			common stock	747525103	 $16,446 	 459,000 		other	1	x
QUIKSILVER INC			common stock	74838C106	 $1,380 	 750,000 		other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $17,774 	 419,900 		other	1	x
SHAW GROUP INC		common stock	820280105	 $2,559 	 125,000 		other	1	x
SHIRE PLC-ADR			common stock	82481R106	 $19,166 	 428,000 		other	1	x
SOTHEBY'S			common stock	835898107	 $31,115 	 3,500,000 	other	1	x
TENARIS SA-ADR			common stock	88031M109	 $11,692 	 557,300 		other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $29,624 	 869,500 		other	1	x
UAL CORP			common stock	902549807	 $12,122 	 1,100,000 	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $28,762 	 1,920,000 	other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $10,035 	 286,400 		other	1	x
VERISIGN INC			common stock	92343E102	 $13,089 	 686,000 		other	1	x
WRIGHT MEDICAL GROUP INC	common stock	98235T107	 $7,974 	 390,300 		other	1	x
WYETH				common stock	983024100	 $5,750 	 153,300 		other	1	x
XENOPORT INC			common stock	98411C100	 $5,716 	 227,900 		other	1	x
   TOTAL			 					$514,121

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